Debt securities issued (Tables)	12 Months Ended
Dec. 31, 2024
Debt securities issued [Abstract]
Summary of debt securities issued
Debt securities issued as of December 31, 2023 and 2024 are as follows:

	2023			2024
	Interest rate (%)	Amount		Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	0.00~7.70	~~W~~	65,801,744	1.00~9.50	~~W~~	72,561,043
Subordinated debt securities issued	2.20~5.20		2,860,105	2.20~5.20		2,820,105
Gain on fair value hedges	—		(225,750)	—		(188,774)
Discount on debt securities issued	—		(53,857)	—		(85,489)

			68,382,242			75,106,885

Debt securities issued in foreign currencies:
Debt securities issued	0.25~7.36		9,697,265	0.98~6.60		13,979,805
Subordinated debt securities issued	3.34~5.00		3,768,942	3.34~5.75		4,995,972
Gain on fair value hedges	—		(240,483)	—		(250,628)
Discount on debt securities issued	—		(46,241)	—		(66,180)

			13,179,483			18,658,969

		~~W~~	81,561,725		~~W~~	93,765,854